Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Finite lived Intangible Assets Acquired			$ 0		$ 1,250
Impairment of Intangible Assets			$ (9,660)		(513)
Marketable debt securities, available-for-sale current classification description			maturities greater than 90 days and less than 12 months
Marketable debt securities, available-for-sale noncurrent classification description			maturities greater than 12 months
Technology-Based Intangible Assets [Member]
Finite lived Intangible Assets Acquired			$ 0		1,250
Impairment of Intangible Assets			(9,660)		(513)
Technology-Based Intangible Assets [Member] | Research and Development Expense [Member]
Impairment of Intangible Assets				$ 0	$ 500
Technology-Based Intangible Assets [Member] | BMS Relax in Agreement [Member]
Finite lived Intangible Assets Acquired			0
Impairment of Intangible Assets	$ 7,200	$ 2,500
In Process Research and Development [Member]
Impairment of Intangible Assets, Indefinite-Lived (Excluding Goodwill)			$ 0	$ 0
Maximum [Member] | Technology-Based Intangible Assets [Member]
Finite Lived Intangible Asset Remaining Useful Life			12 years 6 months		13 years
Minimum [Member] | Technology-Based Intangible Assets [Member]
Finite Lived Intangible Asset Remaining Useful Life			3 years 6 months		4 years
Share-based Payment Arrangement, Option [Member]
Antidilutive securities excluded from computation of Earnings per share, Amount			39,829,831	31,496,847
Temporary Equity [Member] | Convertible Preferred Stock [Member]
Conversion basis			one-for-one basis
First Customer From Top Three Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration risk, percentage			85.30%	40.60%
Second Customer From Top Three Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration risk, percentage				30.00%
Third Customer From Top Three Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration risk, percentage				28.00%
First Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration risk, percentage			53.20%		74.60%
Second Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration risk, percentage			43.40%		21.30%